SCHEDULE OF CONTRACTUAL OBLIGATIONS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	$ 4,450,966
Vehicle financing	164,644
Lease liability	2,731,394
Total	7,347,004
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities	4,450,966
Vehicle financing	50,291
Lease liability	1,365,697
Total	5,866,954
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	50,291
Lease liability	1,365,697
Total	1,415,988
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade payables and accrued liabilities
Vehicle financing	64,062
Lease liability
Total	$ 64,062